Condensed Financial Information of Registrant (SMFG) - Condensed Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income:
Interest income from SMBC	¥ 2,406,350	¥ 2,144,070	¥ 1,900,261
Dividends from other subsidiaries, associates and joint ventures	87,850	138,874	123,827
Fees and commission income from subsidiaries	1,101,777	1,131,364	1,066,412
Other income	505,666	755,855	573,825
Expense:
Interest expense	1,101,875	733,969	502,338
Operating and other expense	2,291,025	2,605,886	2,283,894
Profit before tax	831,892	1,118,976	880,352
Income tax expense	184,306	229,378	139,766
Net profit	647,586	889,598	740,586
Profit attributable to:
Shareholders	541,932	759,998	627,870
Other equity instruments holders	11,875	9,722	7,929
SMFG [member]
Income:
Fees and commission income from subsidiaries	5,666	10,226	20,706
Other income	106,712	217	178
Total income	629,259	366,545	502,669
Expense:
Interest expense	128,360	89,699	45,223
Operating and other expense	24,857	21,525	12,165
Total expense	171,178	131,831	74,901
Profit before tax	458,081	234,714	427,768
Income tax expense	(28,517)	(7,085)	(33,344)
Net profit	486,598	241,799	461,112
Profit attributable to:
Shareholders	474,723	232,077	453,183
Other equity instruments holders	11,875	9,722	7,929
SMFG [member] | Sumitomo mitsui banking corporation [member]
Income:
Interest income from SMBC	145,075	99,100	52,938
Dividends from other subsidiaries, associates and joint ventures	325,333	223,334	408,419
Expense:
Interest expense	4,298	4,298	4,474
SMFG [member] | Other subsidiaries and associate [Member]
Income:
Dividends from other subsidiaries, associates and joint ventures	46,473	33,668	20,428
SMFG [member] | Other subsidiaries [member]
Expense:
Interest expense	¥ 13,663	¥ 16,309	¥ 13,039